UNAUDITED QUARTERLY FINANCIAL DATA (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Limited Partners' Capital Account [Line Items]
Revenues	$ 127,083,000	$ 95,073,000	$ 89,635,000	$ 90,571,000	$ 112,414,000	$ 115,201,000	$ 86,855,000	$ 86,087,000	$ 402,362,000	$ 400,557,000	$ 387,169,000
Net income (loss) attributable to SMLP	13,901,000	1,922,000	(50,287,000)	(6,454,000)	(220,468,000)	23,604,000	2,985,000	1,667,000	(40,918,000)	(192,212,000)	(23,992,000)
Less net loss and IDRs attributable to General Partner	2,379,000	2,137,000	935,000	1,810,000	(2,469,000)	2,408,000	1,891,000	1,568,000	7,261,000	3,398,000	3,125,000
Net loss attributable to limited partners	$ 11,522,000	$ (215,000)	$ (51,222,000)	$ (8,264,000)	(217,999,000)	21,196,000	$ 1,094,000	$ 99,000	(48,179,000)	(195,610,000)	(27,117,000)
(Loss) earnings per limited partner unit:
Goodwill impairment					248,900,000				0	248,851,000	54,199,000
Long-lived asset impairment					$ 1,600,000	7,700,000			1,764,000	9,305,000	5,505,000
Environmental remediation						$ 20,000,000			0	21,800,000	5,000,000
Common units
Limited Partners' Capital Account [Line Items]
Net loss attributable to limited partners									$ (48,179,000)	$ (125,437,000)	$ (16,324,000)
(Loss) earnings per limited partner unit:
Basic (in dollars per share)	$ 0.16	$ 0.00	$ (0.77)	$ (0.12)	$ (3.28)	$ 0.32	$ 0.05	$ 0.00	$ (0.71)	$ (3.20)	$ (0.49)
Diluted (in dollars per share)	$ 0.16	$ 0.00	$ (0.77)	$ (0.12)	(3.28)	0.32	0.05	0.00	$ (0.71)	$ (3.20)	$ (0.49)
Subordinated units
Limited Partners' Capital Account [Line Items]
Net loss attributable to limited partners										$ (70,173,000)	$ (10,793,000)
(Loss) earnings per limited partner unit:
Basic (in dollars per share)					$ (3.28)	$ 0.32	$ (0.03)	$ 0.00		$ (2.88)	$ (0.44)
Diluted (in dollars per share)										$ (2.88)	$ (0.44)
Previously Reported
Limited Partners' Capital Account [Line Items]
Revenues						$ 103,249,000	$ 77,274,000	$ 68,579,000
Bison Midstream | Adjustment
Limited Partners' Capital Account [Line Items]
Revenues						3,308,000	3,670,000	4,056,000
Polar and Divide Drop Down | Adjustment
Limited Partners' Capital Account [Line Items]
Revenues						0	0	8,582,000
Drop Down Assets 2016 Acquisition | Adjustment
Limited Partners' Capital Account [Line Items]
Revenues						$ 8,644,000	$ 5,911,000	$ 4,870,000